Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Operating Segments Disclosures

A. Operating segments disclosures - Consolidated Income Statement data

	Year ended 31 December
		Revenue		Group EBITDA (as defined)*			Depreciation, amortisation and impairment			Group operating profit
	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m
Continuing operations
Europe Heavyside	7,611	6,902	6,945	911	839	781	410	361	395	501	478	386
Europe Lightside	1,508	1,440	1,392	152	143	137	42	41	45	110	102	92
Europe Distribution	3,856	4,145	4,066	181	269	206	69	62	76	112	207	130
Europe	12,975	12,487	12,403	1,244	1,251	1,124	521	464	516	723	787	608

Americas Materials	8,951	7,970	7,598	1,493	1,270	1,204	484	412	386	1,009	858	818
Americas Products	4,433	4,327	4,280	603	573	543	144	138	132	459	435	411
Americas	13,384	12,297	11,878	2,096	1,843	1,747	628	550	518	1,468	1,293	1,229

Asia	431	436	508	25	52	109	39	37	38	(14)	15	71

Total Group from continuing operations	26,790	25,220	24,789	3,365	3,146	2,980	1,188	1,051	1,072	2,177	2,095	1,908

Discontinued operations
Americas Distribution	7	2,343	2,315	(5)	164	150	-	21	31	(5)	143	119

Total Group	26,797	27,563	27,104	3,360	3,310	3,130	1,188	1,072	1,103	2,172	2,238	2,027

Group operating profit from continuing operations										2,177	2,095	1,908
(Loss)/profit on disposals (i)										(24)	56	53
Finance costs less income										(305)	(289)	(317)
Other financial expense										(46)	(60)	(66)
Share of equity accounted investments’ profit (ii)										60	65	42
Profit before tax from continuing operations										1,862	1,867	1,620

	(i) (Loss)/profit on disposals (note 6)			(ii) Share of equity accounted investments’ profit/(loss) (note 11)
Europe Heavyside	7	19	24	13	9	12
Europe Lightside	(33)	-	1	-	-	-
Europe Distribution	(9)	4	13	17	15	13
Europe	(35)	23	38	30	24	25

Americas Materials	44	29	(19)	25	32	34
Americas Products	(33)	4	34	-	-	-
Americas	11	33	15	25	32	34

Asia	-	-	-	5	9	(17)

Total Group	(24)	56	53	60	65	42

* EBITDA is defined as earnings before interest, taxes, depreciation, amortisation, asset impairment charges, profit on disposals and the Group’s share of equity accounted investments’ profit after tax.

B. Operating segments disclosures - Consolidated Balance Sheet data

	As at 31 December
	Total assets		Total liabilities
	2018 €m	2017 €m	2018 €m	2017 €m
Europe Heavyside	9,042	8,932	2,599	2,641
Europe Lightside	1,079	1,100	287	302
Europe Distribution	1,720	2,178	478	563
Europe	11,841	12,210	3,364	3,506

Americas Materials	13,798	9,180	2,063	1,628
Americas Products	4,404	4,017	977	895
Americas	18,202	13,197	3,040	2,523

Asia	1,467	1,402	188	172

Total Group	31,510	26,809	6,592	6,201

Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	1,163	1,248
Other financial assets	23	25
Derivative financial instruments (current and non-current)	45	64
Income tax assets (current and deferred)	86	260
Cash and cash equivalents	2,346	2,115
Assets held for sale	-	1,112
Total assets as reported in the Consolidated Balance Sheet	35,173	31,633

Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)			9,316	7,976
Derivative financial instruments (current and non-current)			59	14
Income tax liabilities (current and deferred)			2,652	2,124
Liabilities associated with assets classified as held for sale			-	341
Total liabilities as reported in the Consolidated Balance Sheet			18,619	16,656

C. Operating segments disclosures - other items

Additions to non-current assets

	Year ended 31 December
	Property, plant and equipment (note 15)			Financial assets (note 17)			Total Group
	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m	2018 €m	2017 €m	2016 €m
Continuing operations
Europe Heavyside	351	349	260	-	-	2	351	349	262
Europe Lightside	42	36	27	-	-	-	42	36	27
Europe Distribution	31	33	26	-	-	-	31	33	26
Europe	424	418	313	-	-	2	424	418	315

Americas Materials	429	375	328	2	5	5	431	380	333
Americas Products	166	167	142	-	6	-	166	173	142
Americas	595	542	470	2	11	5	597	553	475

Asia	102	55	47	-	-	-	102	55	47

Total Group from continuing operations	1,121	1,015	830	2	11	7	1,123	1,026	837

Discontinued operations
Americas Distribution	-	29	23	-	-	-	-	29	23

Total Group	1,121	1,044	853	2	11	7	1,123	1,055	860

Summary of Information About Geographical Areas

The non-current assets (as defined in IFRS 8) attributable to the country of domicile and all foreign countries of operation, for which revenue exceeds 10% of total external Group revenue, are set out below.

	As at 31 December
	Non-current assets*

	2018	2017
	€m	€m
Continuing operations
Republic of Ireland (country of domicile)	495	493
Benelux (mainly the Netherlands)	816	1,162
United Kingdom	2,461	2,395
United States	12,925	8,749
Other	8,660	8,757
Total Group from continuing operations	25,357	21,556

Discontinued operations
United States - Americas Distribution	-	476
Total Group	25,357	22,032

* Non-current assets comprise property, plant and equipment, intangible assets and investments accounted for using the equity method.